Consolidated Statements of Members' Equity - USD ($) $ in Thousands	Total	Class A Units	Additional Paid- In Capital	Retained Earnings
Common Units, Units at Dec. 31, 2021	1,000	0
Common Units, Amount at Dec. 31, 2021	$ 0	$ 0
Members' Equity at Dec. 31, 2021	131,855		$ 125,401	$ 6,454
Distributions to Members	(37,000)		(37,000)	0
Net income	32,729		0	32,729
Stock-based compensation	$ 493		493	0
Common Units, Units at Dec. 31, 2022	1,000	0
Common Units, Amount at Dec. 31, 2022	$ 0	$ 0
Members' Equity at Dec. 31, 2022	128,077		88,894	39,183
Distributions to Members	(52,500)		(52,500)	0
Net income	$ 58,089		0	58,089
Reorganization transactions, Shares	(1,000)	5,100,000
Reorganization transactions	$ 0		0	0
Stock-based compensation	$ 85		85	0
Common Units, Units at Dec. 31, 2023	0	5,100,000
Common Units, Amount at Dec. 31, 2023	$ 0	$ 0
Members' Equity at Dec. 31, 2023	$ 133,751		36,479	97,272
2024 Business Combination issuance of units, shares	0	4,900,000
2024 Business Combination issuance of units	$ 854,628		854,628	0
Distributions to Members	(230,513)		0	(230,513)
Net income	80,249		0	80,249
Stock-based compensation	$ 992		992	0
Common Units, Units at Dec. 31, 2024	0	10,000,000
Common Units, Amount at Dec. 31, 2024	$ 0	$ 0
Members' Equity at Dec. 31, 2024	$ 839,107		$ 892,099	$ (52,992)